Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 24, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay-versus-Performance

Year	Summary Compensation Table Total for First PEO(1)	Summary Compensation Table Total for Second PEO(2)	Compensation Actually Paid to First PEO(1)(6)	Compensation Actually Paid to Second PEO(2)(6)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(3)(6)	Value of Initial Fixed $100 Investment Based On: (4)		Net Income (Dollars in thousands)	Adjusted EBITDA (Dollars in thousands)
							Total Shareholder Return	Peer Group Total Shareholder Return(5)
2022	$8,958,314	$4,378,660	($306,892)	$3,755,040	$2,232,721	$1,293,593	$81	$128	$69,800	$276,800
2021	$8,953,055	N/A	$7,292,777	N/A	$2,421,693	$2,056,217	$89	$141	$1,800	$227,600
2020	$5,580,953	N/A	$5,124,015	N/A	$1,926,164	$1,748,569	$93	$111	$54,300	$192,600
(1)
The Principal Executive Officer (“PEO”) for 2020, 2021, and 2022, referenced as “First PEO”, was Belgacem Chariag, former Chairman, President, and Chief Executive Officer (whose employment was terminated without cause by the Board on April 25, 2022).

(2)	The PEO for 2022, referenced as “Second PEO”, was Kurt J. Bitting, Chief Executive Officer (effective as of April 25, 2022).
(3)
The non-PEO Named Executive Officers (“NEOs”) for 2022 and their respective titles during such year were Michael Feehan, Vice President and Chief Financial Officer; Joseph S. Koscinski, Vice President, General Counsel and Secretary; George L. Vann, Jr., Vice President and President — Ecoservices; Paul Whittleston, Vice President – Strategy and Business Development; and Thomas Schneberger, President of Ecovyst and President — Catalyst Technologies (who resigned effective November 29, 2022). The non-PEO NEOs for 2021 and their respective titles during such year were Thomas Schneberger, Vice President and President — Catalyst Technologies; Kurt Bitting, Vice President and President — Ecoservices; Michael Feehan, Vice President and Chief Financial Officer; Joseph S. Koscinski, Vice President, General Counsel and Secretary; Albert F. Beninati, Jr., Vice President and President — Performance Chemicals (whose employment terminated on August 2, 2021 in connection with the sale of the Performance Chemicals business); and Michael Crews, Executive Vice President and Chief Financial Officer (who retired from the Company effective September 30, 2021). The non-PEO NEOs for 2020 and their respective titles during such year were Michael Crews, Executive Vice President and Chief Financial Officer; Ray Kolberg, Vice President and President — Catalysts (who resigned effective March 15, 2021); Joseph S. Koscinski, Vice President, General Counsel and Secretary; Albert F. Beninati, Jr., Vice President and President, Performance Chemicals; and Scott Randolph, Vice President and President, Performance Materials (whose employment terminated on December 14, 2020 in connection with the sale of the Performance Materials business).

(4)
For purposes of calculating the cumulative total shareholder return, the measurement period is the market close on the last trading day before fiscal year 2020, through and including the end of the fiscal year for which cumulative total shareholder return is being calculated. TSR and peer group TSR has been calculated based on a fixed investment of one hundred dollars at the measurement point.

(5)
The peer group used in this calculation is defined as the “2023 Compensation Peer Group” on page 38. The returns of each issuer of the group were weighted according to the respective issuers’ stock market capitalization at the beginning of the period for which a return is indicated.

(6)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.

Year	Summary Compensation Table Total for First PEO	Exclusion of Stock Awards and Option Awards for First PEO	Inclusion of Equity Values for First PEO	Compensation Actually Paid to First PEO(1)
	(a)	(b)	(c)	(d)
2022	$8,958,314	($5,869,774)	($3,395,432)	($306,892)
2021	$8,953,055	($6,000,007)	$4,339,729	$7,292,777
2020	$5,580,953	($3,999,998)	$3,543,060	$5,124,015
Year	Summary Compensation Table Total for Second PEO	Exclusion of Stock Awards and Option Awards for Second PEO	Inclusion of Equity Values for Second PEO	Compensation Actually Paid to Second PEO(1)
	(a)	(b)	(c)	(d)
2022	$4,378,660	($2,670,440)	$2,046,819	$3,755,040
Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(1)
	(a)	(b)	(c)	(d)
2022	$2,232,721	($1,498,620)	$559,493	$1,293,593
2021	$2,421,693	($1,333,333)	$967,858	$2,056,217
2020	$1,926,164	($930,005)	$752,409	$1,748,569
(1)	The calculation used for Compensation Actually Paid is columns (a) + (b) + (c) = (d)
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for First PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for First PEO	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for First PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for First PEO	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for First PEO	Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Included for First PEO	Total Inclusion of Equity Values for First PEO(1)
	(a)	(b)	(c)	(d)	(e)	(f)	(g)
2022	$52,192	($254,446)	—	$34,177	($3,227,355)	—	($3,395,432)
2021	$5,150,840	($858,578)	—	$47,466	—	—	$4,339,729
2020	$4,202,039	($196,873)	—	($462,107)	—	—	$3,543,060
Year	Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for Second PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Second PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Second PEO	Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Included for Second PEO	Total Inclusion of Equity Values for Second PEO(1)
	(a)	(b)	(c)	(d)	(e)	(f)	(g)
2022	$2,199,740	($159,076)	—	$6,156	—	—	$2,046,819
Year	Average Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non- PEO NEOs	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Average Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Included for Non-PEO NEOs	Total Average Inclusion of Equity Values for Non-PEO NEOs(1)
	(a)	(b)	(c)	(d)	(e)	(f)	(g)
2022	$811,571	($51,158)	—	$840	($201,761)	—	$559,493
2021	$1,109,321	($148,209)	—	$6,746	—	—	$967,858
2020	$969,619	($42,613)	—	($174,596)	—	—	$752,409
(1)	The calculation used for Compensation Actually Paid is columns (a) + (b) + (c) + (d) + (e) + (f) = (g).

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(3)
The non-PEO Named Executive Officers (“NEOs”) for 2022 and their respective titles during such year were Michael Feehan, Vice President and Chief Financial Officer; Joseph S. Koscinski, Vice President, General Counsel and Secretary; George L. Vann, Jr., Vice President and President — Ecoservices; Paul Whittleston, Vice President – Strategy and Business Development; and Thomas Schneberger, President of Ecovyst and President — Catalyst Technologies (who resigned effective November 29, 2022). The non-PEO NEOs for 2021 and their respective titles during such year were Thomas Schneberger, Vice President and President — Catalyst Technologies; Kurt Bitting, Vice President and President — Ecoservices; Michael Feehan, Vice President and Chief Financial Officer; Joseph S. Koscinski, Vice President, General Counsel and Secretary; Albert F. Beninati, Jr., Vice President and President — Performance Chemicals (whose employment terminated on August 2, 2021 in connection with the sale of the Performance Chemicals business); and Michael Crews, Executive Vice President and Chief Financial Officer (who retired from the Company effective September 30, 2021). The non-PEO NEOs for 2020 and their respective titles during such year were Michael Crews, Executive Vice President and Chief Financial Officer; Ray Kolberg, Vice President and President — Catalysts (who resigned effective March 15, 2021); Joseph S. Koscinski, Vice President, General Counsel and Secretary; Albert F. Beninati, Jr., Vice President and President, Performance Chemicals; and Scott Randolph, Vice President and President, Performance Materials (whose employment terminated on December 14, 2020 in connection with the sale of the Performance Materials business).

Peer Group Issuers, Footnote [Text Block]
(5)
The peer group used in this calculation is defined as the “2023 Compensation Peer Group” on page 38. The returns of each issuer of the group were weighted according to the respective issuers’ stock market capitalization at the beginning of the period for which a return is indicated.

Adjustment To PEO Compensation, Footnote [Text Block]
(6)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.

Year	Summary Compensation Table Total for First PEO	Exclusion of Stock Awards and Option Awards for First PEO	Inclusion of Equity Values for First PEO	Compensation Actually Paid to First PEO(1)
	(a)	(b)	(c)	(d)
2022	$8,958,314	($5,869,774)	($3,395,432)	($306,892)
2021	$8,953,055	($6,000,007)	$4,339,729	$7,292,777
2020	$5,580,953	($3,999,998)	$3,543,060	$5,124,015
Year	Summary Compensation Table Total for Second PEO	Exclusion of Stock Awards and Option Awards for Second PEO	Inclusion of Equity Values for Second PEO	Compensation Actually Paid to Second PEO(1)
	(a)	(b)	(c)	(d)
2022	$4,378,660	($2,670,440)	$2,046,819	$3,755,040
(1)	The calculation used for Compensation Actually Paid is columns (a) + (b) + (c) = (d)
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for First PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for First PEO	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for First PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for First PEO	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for First PEO	Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Included for First PEO	Total Inclusion of Equity Values for First PEO(1)
	(a)	(b)	(c)	(d)	(e)	(f)	(g)
2022	$52,192	($254,446)	—	$34,177	($3,227,355)	—	($3,395,432)
2021	$5,150,840	($858,578)	—	$47,466	—	—	$4,339,729
2020	$4,202,039	($196,873)	—	($462,107)	—	—	$3,543,060
Year	Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for Second PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Second PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Second PEO	Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Included for Second PEO	Total Inclusion of Equity Values for Second PEO(1)
	(a)	(b)	(c)	(d)	(e)	(f)	(g)
2022	$2,199,740	($159,076)	—	$6,156	—	—	$2,046,819
(1)	The calculation used for Compensation Actually Paid is columns (a) + (b) + (c) + (d) + (e) + (f) = (g).

Non-PEO NEO Average Total Compensation Amount			$ 2,232,721	$ 2,421,693	$ 1,926,164
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,293,593	2,056,217	1,748,569
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(6)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(1)
	(a)	(b)	(c)	(d)
2022	$2,232,721	($1,498,620)	$559,493	$1,293,593
2021	$2,421,693	($1,333,333)	$967,858	$2,056,217
2020	$1,926,164	($930,005)	$752,409	$1,748,569
(1)	The calculation used for Compensation Actually Paid is columns (a) + (b) + (c) = (d)
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Average Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non- PEO NEOs	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Average Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Included for Non-PEO NEOs	Total Average Inclusion of Equity Values for Non-PEO NEOs(1)
	(a)	(b)	(c)	(d)	(e)	(f)	(g)
2022	$811,571	($51,158)	—	$840	($201,761)	—	$559,493
2021	$1,109,321	($148,209)	—	$6,746	—	—	$967,858
2020	$969,619	($42,613)	—	($174,596)	—	—	$752,409
(1)	The calculation used for Compensation Actually Paid is columns (a) + (b) + (c) + (d) + (e) + (f) = (g).

Compensation Actually Paid vs. Total Shareholder Return [Text Block]			* Assumes $100 invested at market close of 12/31/2019 in stock or index, including reinvestment of dividends.
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]			* Assumes $100 invested at market close of 12/31/2019 in stock or index, including reinvestment of dividends.
Tabular List [Table Text Block]
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2022 to Company performance.

Financial Performance Measures
Adjusted EBITDA	Adjusted Free Cash Flow	TSR

Total Shareholder Return Amount			$ 81	89	93
Peer Group Total Shareholder Return Amount			128	141	111
Net Income (Loss)			$ 69,800,000	$ 1,800,000	$ 54,300,000
Company Selected Measure Amount			276,800,000	227,600,000	192,600,000
PEO Name	Belgacem Chariag	Kurt J. Bitting		Belgacem Chariag	Belgacem Chariag
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			TSR
Belgacem Chariag [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 8,958,314	$ 8,953,055	$ 5,580,953
PEO Actually Paid Compensation Amount			(306,892)	7,292,777	5,124,015
Kurt J. Bitting [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			4,378,660
PEO Actually Paid Compensation Amount			3,755,040
PEO [Member] | Belgacem Chariag [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(5,869,774)	(6,000,007)	(3,999,998)
PEO [Member] | Belgacem Chariag [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,395,432)	4,339,729	3,543,060
PEO [Member] | Belgacem Chariag [Member] | Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			52,192	5,150,840	4,202,039
PEO [Member] | Belgacem Chariag [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(254,446)	(858,578)	(196,873)
PEO [Member] | Belgacem Chariag [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Belgacem Chariag [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			34,177	47,466	(462,107)
PEO [Member] | Belgacem Chariag [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,227,355)	0	0
PEO [Member] | Belgacem Chariag [Member] | Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Included [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Kurt J. Bitting [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,670,440)
PEO [Member] | Kurt J. Bitting [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,046,819
PEO [Member] | Kurt J. Bitting [Member] | Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,199,740
PEO [Member] | Kurt J. Bitting [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(159,076)
PEO [Member] | Kurt J. Bitting [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Kurt J. Bitting [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			6,156
PEO [Member] | Kurt J. Bitting [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Kurt J. Bitting [Member] | Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Included [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Non-PEO NEO [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,498,620)	(1,333,333)	(930,005)
Non-PEO NEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			559,493	967,858	752,409
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			811,571	1,109,321	969,619
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(51,158)	(148,209)	(42,613)
Non-PEO NEO [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			840	6,746	(174,596)
Non-PEO NEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(201,761)	0	0
Non-PEO NEO [Member] | Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Included [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0	$ 0	$ 0